Related Party Transactions (Details) - Affiliated Entity	Oct. 15, 2021 USD ($)
Related Party Transaction [Line Items]
Loan agreement	$ 15,000,000
Biotechnology Value Fund, L.P
Related Party Transaction [Line Items]
Loan agreement	8,139,000
Biotechnology Value Fund II, L.P
Related Party Transaction [Line Items]
Loan agreement	5,946,000
Biotechnology Value Trading Fund OS, L.P
Related Party Transaction [Line Items]
Loan agreement	$ 915,000